FINANCIAL RISK MANAGEMENT - Risk-rating Analysis (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial risk management [line Items]
Percentage of financial assets	100.00%	100.00%
Trading securities, available-for-sale and held-to-maturity investments [Member]
Disclosure of financial risk management [line Items]
Financial assets	S/ 55,173,742	S/ 33,530,531
AAA [Member] | In Peru
Disclosure of financial risk management [line Items]
Financial assets		S/ 1,621,270
Percentage of financial assets		4.80%
AAA [Member] | In other countries
Disclosure of financial risk management [line Items]
Financial assets	S/ 700,312	S/ 657,787
Percentage of financial assets	1.30%	2.00%
AA- a AA+ [Member] | In Peru
Disclosure of financial risk management [line Items]
Financial assets		S/ 1,853,042
Percentage of financial assets		5.50%
AA- a AA+ [Member] | In other countries
Disclosure of financial risk management [line Items]
Financial assets	S/ 1,043,409	S/ 854,501
Percentage of financial assets	1.90%	2.50%
A- to A+ [Member] | In Peru
Disclosure of financial risk management [line Items]
Financial assets	S/ 1,369,969	S/ 8,970,590
Percentage of financial assets	2.50%	26.80%
A- to A+ [Member] | In other countries
Disclosure of financial risk management [line Items]
Financial assets	S/ 2,395,327	S/ 1,581,995
Percentage of financial assets	4.40%	4.70%
BBB- to BBB+ [Member] | In Peru
Disclosure of financial risk management [line Items]
Financial assets	S/ 21,395,476	S/ 1,874,556
Percentage of financial assets	38.80%	5.60%
BBB- to BBB+ [Member] | In other countries
Disclosure of financial risk management [line Items]
Financial assets	S/ 4,594,711	S/ 2,974,639
Percentage of financial assets	8.40%	8.90%
BB- to BB+ [Member] | In Peru
Disclosure of financial risk management [line Items]
Financial assets	S/ 901,934	S/ 517,146
Percentage of financial assets	1.60%	1.50%
BB- to BB+ [Member] | In other countries
Disclosure of financial risk management [line Items]
Financial assets	S/ 1,733,080	S/ 996,917
Percentage of financial assets	3.10%	3.00%
Lower and equal to +B [Member] | In Peru
Disclosure of financial risk management [line Items]
Financial assets	S/ 5,590	S/ 0
Percentage of financial assets	0.00%	0.00%
Lower and equal to +B [Member] | In other countries
Disclosure of financial risk management [line Items]
Financial assets	S/ 129,094	S/ 54,316
Percentage of financial assets	0.20%	0.20%
BCRP certificates of deposit [Member] | In Peru
Disclosure of financial risk management [line Items]
Financial assets	S/ 17,237,158	S/ 8,665,272
Percentage of financial assets	31.30%	25.80%
Listed and unlisted securities [Member] | In Peru
Disclosure of financial risk management [line Items]
Financial assets	S/ 514,297	S/ 573,485
Percentage of financial assets	0.90%	1.70%
Listed and unlisted securities [Member] | In other countries
Disclosure of financial risk management [line Items]
Financial assets	S/ 267,943	S/ 88,799
Percentage of financial assets	0.50%	0.30%
Restricted mutual funds [Member] | In Peru
Disclosure of financial risk management [line Items]
Financial assets	S/ 436,881	S/ 460,086
Percentage of financial assets	0.80%	1.40%
Investment funds | In Peru
Disclosure of financial risk management [line Items]
Financial assets	S/ 212,951	S/ 102,085
Percentage of financial assets	0.40%	0.30%
Investment funds | In other countries
Disclosure of financial risk management [line Items]
Financial assets	S/ 155,183	S/ 294,158
Percentage of financial assets	0.30%	0.90%
Mutual funds [Member] | In Peru
Disclosure of financial risk management [line Items]
Financial assets	S/ 302,212	S/ 291,024
Percentage of financial assets	0.50%	0.90%
Mutual funds [Member] | In other countries
Disclosure of financial risk management [line Items]
Financial assets	S/ 677,084	S/ 302,528
Percentage of financial assets	1.20%	0.90%
Other instruments [Member] | In Peru
Disclosure of financial risk management [line Items]
Financial assets	S/ 82,664	S/ 264,497
Percentage of financial assets	0.10%	0.80%
Other instruments [Member] | In other countries
Disclosure of financial risk management [line Items]
Financial assets	S/ 617,215	S/ 198,217
Percentage of financial assets	1.10%	0.50%
Subtotal [Member] | In Peru
Disclosure of financial risk management [line Items]
Financial assets	S/ 42,459,132	S/ 25,193,053
Percentage of financial assets	76.90%	75.10%
Subtotal [Member] | In other countries
Disclosure of financial risk management [line Items]
Financial assets	S/ 12,714,610	S/ 8,337,478
Percentage of financial assets	23.10%	24.90%
Participations of RAL Funds [Member] | In other countries
Disclosure of financial risk management [line Items]
Financial assets	S/ 278,819	S/ 300,398
Percentage of financial assets	0.50%	0.90%
Hedge funds [Member] | In other countries
Disclosure of financial risk management [line Items]
Financial assets	S/ 122,433	S/ 33,223
Percentage of financial assets	0.20%	0.10%